united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23030

Crow Point Global Dividend Plus Fund

(Exact name of registrant as specified in charter)

145 Mason Street, 2nd Floor, Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares			Value
	COMMON STOCK - 103.7%
	ADVERTISING - 0.6%
7,359	Aimia, Inc.		$ 48,475

	AEROSPACE/DEFENSE - 0.7%
425	Boeing Co.		56,806

	AGRICULTURE - 2.4%
1,072	Archer-Daniels-Midland Co.		48,326
698	Japan Tobacco, Inc.		27,413
2,197	Universal Corp.		130,304
			206,043
	AIRLINES - 0.2%
420	Japan Airlines Co. Ltd.		13,098

	AUTO MANUFACTURERS - 0.8%
1,750	Ford Motor Co.		22,155
1,400	Nissan Motor Co. Ltd.		13,825
358	Renault SA		31,326
			67,306
	AUTO PARTS & EQUIPMENT - 0.4%
1,335	Exedy Corp.		31,914

	BANKS - 4.9%
160,172	Bank Negara Indonesia Persero Tbk PT		65,421
208,741	Bank of China Ltd.		85,810
11,126	Bendigo & Adelaide Bank Ltd.		85,832
101,000	China CITIC Bank Corp. Ltd.		63,776
4,664	HSBC Holdings PLC		30,659
4,345	Regions Financial Corp.		39,844
900	Societe Generale SA		30,751
20,000	Thanachart Capital PCL		23,399
			425,492
	BEVERAGES - 1.0%
8,538	Coca-Cola Amatil Ltd.		59,832
1,727	Kirin Holdings Co. Ltd.		29,776
			89,608
	BIOTECHNOLOGY - 0.5%
538	Gilead Sciences, Inc.		42,755

	BUILDING MATERIALS - 1.4%
28,348	CSR Ltd.		82,736
974	Simpson Manufacturing Co., Inc.		39,739
			122,475
	CHEMICALS - 2.2%
380	BASF SE		29,856
2,042	Braskem SA - ADR		23,483
41,000	Kingboard Chemical Holdings Ltd.		88,446
726	LyondellBasell Industries NV		54,639
			196,424
	COAL - 0.5%
503,200	Adaro Energy Tbk PT		39,953

	COMMERCIAL SERVICES - 3.5%
3,000	Abertis Infraestructuras SA		47,201
607	Macquarie Infrastructure Corp.		46,527
2,996	RR Donnelley & Sons Co.		53,688
8,015	Western Union Co.		160,300
			307,716
	COMPUTERS - 1.5%
353	International Business Machines Corp.		56,699
2,131	Mentor Graphics Corp.		45,518
289	Sopra Steria Group		33,933
			136,150
	DISTRIBUTION/WHOLESALE - 1.0%
2,349	ITOCHU Corp.		26,874
1,381	PALTAC Corp.		27,355
173	WW Grainger, Inc.		37,861
			92,090
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
2,689	Ellington Financial LLC - MLP		46,305
15,857	Genworth Mortgage Insurance Ltd.		35,433
1,194	KB Finanial Group, Inc. - ADR		37,921
1,536	Macquarie Group Ltd.		86,846
3,392	Navient Corp.		48,166
			254,671
Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares			Value
	ELECTRIC - 6.0%
806	Avangrid, Inc.		$ 36,383
2,438	Capital Power Corp.		39,261
230,000	China Power International Development Ltd.		93,660
2,347	Cia Paranaense de Energia - ADR		23,235
6,617	Enel SpA		30,471
2,655	Enersis Americas SA - ADR		23,045
689	Entergy Corp.		56,078
1,518	Exelon Corp.		56,591
882	Korea Electric Power Corp. - ADR		23,982
803	Public Service Enterprise Group, Inc.		36,946
10,209	REN - Redes Energeticas Nacionais SGPS SA		31,052
3,970	SSE PLC		79,908
			530,612
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
1,010	Emerson Electric Co.		56,459
927	Energizer Holdings, Inc.		47,768
46,600	Xinjiang Goldwind Science & Technology Co. Ltd.		63,175
			167,402
	ELECTRONICS - 1.1%
1,633	Kuroda Electric Co. Ltc.		30,099
2,472	LG Display Co. Ltd. - ADR		34,509
4,483	Venture Corp. Ltd.		29,707
			94,315
	ENERGY-ALTERNATE SOURCES - 0.4%
278,000	GCL-Poly Energy Holdings Ltd.		37,975

	ENGINEERING & CONSTRUCTION - 2.7%
24,955	Carillion PLC		88,365
27,155	Downer EDI Ltd.		86,065
2,305	Kyowa Exeo Corp.		30,183
1,359	Skanska AB		28,969
			233,582
	ENTERTAINMENT - 0.6%
2,385	International Game Technology PLC		49,847

	FOOD - 1.3%
1,516	Axfood AB		27,324
675	Kesko OYJ		30,087
38,290	Sonae SGPS SA		29,801
591	Sysco Corp.		30,608
			117,820
	FOREST PRODUCTS & PAPER - 1.5%
3,473	Fibria Celulose SA - ADR		21,359
750	Holmen AB		25,471
1,261	International Paper CO.		57,766
1,516	UMP-Kymmene Oyj		31,244
			135,840
	GAS - 1.0%
2,330	CenterPoint Energy, Inc.		55,734
2,006	National Grid PLC		28,844
			84,578
	HEALTHCARE-SERVICES - 3.3%
701	HCA Holdings, Inc. *		54,068
1,388	Healthsouth Corp.		59,753
1,007	RHOEN-KLINIKUM AG		29,672
5,096	Sonic Healthcare Ltd.		89,007
394	UnitedHealth Group, Inc.		56,421
			288,921
	HOME BUILDERS - 2.7%
14,925	Crest Nicholson Holdings PLC		84,674
6,612	Galliford Try PLC		86,207
1,426	Persimmon PLC		31,940
15,337	Taylor Wimpey PLC		31,501
			234,322
	HOUSEWARES - 0.4%
438	Scotts Miracle-Gro Co.		32,303

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares			Value
	INSURANCE - 6.4%
1,789	Assured Guaranty Ltd.		$ 47,927
1,473	AXA SA		30,028
5,765	Beazley PLC		30,334
1,949	CNP Assurances		29,782
2,644	Dai-ichi Life Insurance Co. Ltd.		34,983
1,779	Genworth MI Canada, Inc.		47,570
1,132	MS&AD Insurance Group Holdings, Inc.		33,203
1,000	NN Group NV		26,978
10,935	Old Mutual PLC		30,576
2,142	Power Corp. of Canada		46,715
526	Prudential Financial, Inc.		39,603
129	Swiss Life Holding AG		29,565
342	Swiss Re AG		28,788
4,849	UNIQA Insurance Group AG		30,040
1,448	Unum Group		48,378
122	Zurich Insurance Group AG		29,400
			563,870
	INTERNET - 0.8%
723	Mixi, Inc.		26,032
2,390	New Media Investment Group, Inc.		42,207
			68,239
	INVESTMENT COMPANIES - 0.5%
2,387	Solar Capital Ltd.		48,337

	IRON/STEEL - 1.9%
4,328	Labrador Iron Ore Royalty Corp.		49,651
473	POSCO - ADR		23,972
371	Reliance Steel & Aluminum Co.		29,101
1,121	Steel Dynamics, Inc.		30,065
1,376	Ternium SA - ADR		29,873
			162,662
	MEDIA - 1.1%
88,227	Seven West Media Ltd.		69,404
2,739	Television Francaise 1		26,485
			95,889
	METAL FABRICATE/HARDWARE - 0.7%
1,769	Timken Co.		59,173

	MINING - 0.7%
13,051	Nippon Light Metal Holdings Co Ltd		29,799
900	Rio Tinto PLC		29,413
			59,212
	MISCELLANEOUS MANUFACTURING - 0.3%
283	Siemens AG		30,735

	MULTI-NATIONAL - 0.3%
834	Banco Latinoamericano de Comercio Exterior SA		22,785

	OFFICE FURNISHINGS - 0.6%
2,216	Knoll, Inc.		55,954

	OFFICE/BUSINESS EQUIPMENT - 0.4%
1,135	Neopost SA		31,527

	OIL & GAS - 7.6%
523	Chevron Corp.		53,597
66,033	CNOOC Ltd.		78,968
1,680	Exxon Mobil Corp.		149,436
1,000	Lukoil PJSC - ADR		43,458
1,037	OMV AG		27,558
1,061	Royal Dutch Shell PLC		27,385
18,070	Saras SpA		31,078
10,000	Thai Oil PCL - NVDR		17,442
606	TOTAL SA		28,977
777	Valero Energy Corp.		40,622
4,239	Western Refining, Inc.		88,383
4,057	Woodside Petroleum Ltd.		81,806
			668,710

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares			Value
	OIL & GAS SERVICES - 0.9%
88,104	Sinopec Engineering Group Co. Ltd		$ 76,751

	PHARMACEUTICALS - 4.4%
492	AstraZeneca PLC		32,975
1,137	Daiichi Sankyo Co. Ltd.		27,303
3,846	GlaxoSmithKline PLC		86,195
431	Johnson & Johnson		53,974
775	Merck & Co., Inc.		45,461
1,655	Mitsubishi Tanable Pharma Corp.		31,070
711	Orion OYJ		29,124
1,484	Pfizer, Inc.		54,745
347	Sanofi		29,549
			390,396
	PIPELINES - 0.5%
1,298	Spectra Energy Corp.		46,689

	REAL ESTATE - 0.8%
46,000	Guangzhou R&F Properties Co. Ltd		69,593

	REITS - 7.2%
4,642	Annaly Capital Management, Inc.		50,969
49,000	Champion REIT		28,289
3,128	Chimera Investment Corp.		52,488
3,000	Colony Capital, Inc.		53,340
5,881	CYS Investments, Inc.		52,635
1,632	Hospitality Properties Trust		52,077
3,036	Host Hotels & Resorts, Inc.		53,859
22,547	Mapletree Industrial Trust		30,385
6,800	MFA Financial, Inc.		51,136
1,507	Omega Healthcare Investors Inc		51,991
2,275	Outfront Media Inc		52,939
1,838	Select Income REIT		51,023
2,380	Starwood Property Trust, Inc.		51,884
			633,015
	RETAIL - 7.7%
2,745	American Eagle Outfitters, Inc.		49,190
801	Aoyama Trading Co. Ltd.		29,661
1,471	Best Buy Co. Inc.		49,426
886	Big Lots, Inc.		47,117
25,162	Harvey Norman Holdings Ltd.		92,562
6,549	Marks & Spencer Group PLC		27,764
376	McDonald's Corp.		44,236
5,099	Staples, Inc.		47,370
12,056	Super Retail Group Ltd.		89,799
631	Target Corp.		47,533
10,000	Wal-Mart de Mexico SAB de CV		22,843
1,793	Wal-Mart Stores, Inc.		130,835
			678,336
	SEMICONDUCTORS - 2.5%
738	KLA-Tencor Corp.		55,874
1,017	Qualcomm, Inc.		63,644
440	Silicon Motion Technology Corp. - ADR		22,748
4,896	STMicroelectronics NV		35,735
1,431	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		39,753
			217,754
	SOFTWARE - 2.0%
1,624	CA, Inc.		56,272
1,325	Micro Focus International PLC		34,058
980	Microsoft Corp.		55,546
845	Software AG		34,083
			179,959
Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares			Value
	TELECOMMUNICATIONS - 6.8%
1,310	AT&T, Inc.		$ 56,710
1,807	CenturyLink, Inc.		56,812
613	Chunghwa Telecom Co. Ltd. - ADR		22,148
1,875	Cisco Systems, Inc.		57,244
11,027	Frontier Communications Corp.		57,340
621	Nippon Telegraph & Telephone Corp. - ADR		29,454
1,832	Orange SA		28,046
1,076	SK Telecom Co. Ltd. - ADR		24,651
10,000	Spark New Zealand Ltd.		28,451
361	Telekomunikasi Indonesia Persero Tbk PT - ADR		23,826
6,103	Telia Co AB		27,928
2,847	Verizon Communications, Inc.		157,752
956	Vodafone Group PLC - ADR		29,540
			599,902
	TRANSPORTATION - 2.2%
21,786	Aurizon Holdings Ltd.		86,104
3,000	Euronav NV		25,831
2,779	Nordic American Tankers Ltd.		34,182
887	Oesterreichische Post AG		30,957
300	Ryder System, Inc.		19,770
			196,844

	TOTAL COMMON STOCK (Cost - $9,074,817)		9,094,825

	TOTAL INVESTMENTS - 103.7% (Cost - $9,074,817) (a)		$ 9,094,825
	SECURITIES SOLD SHORT - (44.5) % (Proceeds - $3,879,903)		(3,898,193)
	OTHER ASSETS LESS LIABILITIES - 40.8%		3,571,484
	NET ASSETS - 100.0%		$ 8,768,116

	SECURITIES SOLD SHORT * - 44.5%
	AEROSPACE/DEFENSE - 0.5%
8,256	IHI Corp.		23,442
1,011	Zodiac Aerospace		22,781
			46,223
	APPAREL - 0.4%
565	Deckers Outdoor Corp.		37,296

	AUTO MANUFACTURERS - 0.7%
29,000	Brilliance China Automotive Holdings Ltd.		32,177
822	Suzuki Motor Corp.		25,570
			57,747
	BANKS - 2.4%
100,000	Bank of Ireland		20,688
32,487	Bankia SA		24,921
12,523	Barclays PLC		25,697
124	Credicorp Ltd.		19,881
1,719	Deutsche Bank AG		23,115
3,614	Grupo Financiero Banorte SAB de CV		19,809
10,208	Royal Bank of Scotland Group PLC		26,076
254	SVB Finanical Group		25,507
511	Texas Capital Bancshares, Inc.		24,804
			210,498
	BEVERAGES - 1.2%
3,406	Ambev SA - ADR		19,687
123	Monster Beverage Corp.		19,757
19,733	Tsingtao Brewery Co. Ltd.		69,549
			108,993
	BIOTECHNOLOGY - 1.3%
537	Bluebird Bio, Inc.		30,706
303	Incyte Corp.		27,334
1,798	Insmed, Inc.		20,587
341	Vertex Pharmaceuticals, Inc.		33,077
			111,704

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares			Value
	CHEMICALS - 1.3%
1,528	Axalta Coating Systems Ltd.		$ 43,624
346	Symrise AG		24,391
562	WR Grace & Co.		42,077
			110,092
	COMMERCIAL SERVICES - 1.3%
1,447	Live Nation Entertainment, Inc.		39,677
440	Monro Muffler Brake, Inc.		27,553
329	TAL Education Corp. - ADR		19,809
698	Team Health Holdings, Inc.		28,506
			115,545
	COMPUTERS - 0.3%
2,242	Indra Sistemas SA		27,190

	COSMETICS/PERSONAL CARE - 1.0%
8,671	Avon Products, Inc.		35,291
937	Pigeon Corp.		23,589
1,163	Unicharm Corp.		24,103
			82,983
	DISTRIBUTION/WHOLESALE - 0.6%
597	G-III Apparel Group Ltd.		23,898
855	Ingram Micro, Inc.		29,275
			53,173
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
4,944	Acom Co. Ltd.		23,638
15,000	Huatai Securities Co. Ltd.		30,541
6,252	Nomura Holdings, Inc.		28,623
1,757	PHH Corp.		25,670
779	Stifel Financial Corp.		27,538
			136,010
	ELECTRIC - 0.8%
2,120	Atlantica Yield PLC		42,718
2,237	Shikoku Electric Power Co., Inc.		23,508
			66,226
	ELECTRICAL COMPONENT & EQUIPMENT - 0.7%
835	Leoni AG		30,911
303	Nidec Corp.		27,895
			58,806
	ELECTRONICS - 1.0%
815	Hamamatsu Photonics KK		24,255
708	OSI Systems, Inc.		42,105
1,881	Yaskawa Electric Corp.		26,062
			92,422
	ENERGY-ALTERNATE SOURCES - 0.5%
22,000	China Longyuan Power Group Corp. Ltd.		17,634
845	Nordex SE		23,358
			40,992
	ENGINEERING & CONSTRUCTION - 0.8%
8,353	Balfour Beatty PLC		24,587
808	Bilfinger Berger AG		24,599
6,000	Koninklijke BAM Groep NV		23,551
			72,737
	ENVIRONMENTAL CONTROL - 0.3%
333	Stericycle, Inc.		30,060

	EQUITY FUND - 3.1%
264	iShares MSCI EAFE ETF		15,317
1,183	SPDR S&P500 ETF Trust		256,888
			272,205
	FOOD - 0.4%
40,000	Tingyi Cayman Islands Holding Corp.		34,588

	FOREST PRODUCTS & PAPER - 0.3%
4,000	Metsa Board OYJ - Class B		23,371

	GAS - 0.4%
18,000	Hong Kong & China Gas Co. Ltd.		33,402

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares			Value
	HEALTHCARE-PRODUCTS - 2.7%
5,602	Accuray, Inc.		$ 30,699
3,007	Elekta AB		23,997
2,157	Endologix, Inc.		30,435
1,144	Getinge AB		23,260
1,067	Insulet Corp.		37,761
1,476	Quidel Corp.		33,653
2,362	Topcon Corp.		22,909
954	Zeltiq Aesthetics, Inc.		32,388
			235,102
	HEALTHCARE-SERVICES - 0.7%
63	Eurofins Scientific SE		23,632
299	LifePoint Health, Inc.		17,695
2,800	UDG Healthcare PLC		21,618
			62,945
	HOLDING COMPANIES DIVERSIFIED - 0.2%
4,027	Grupo Carso SAB de CV		16,440

	INSURANCE - 1.8%
15,000	China Life Insurance Co. Ltd.		34,176
57	Fairfax Financial Holdings Ltd.		30,597
589	Kemper Corp.		20,185
218	Navigators Group, Inc.		20,420
2,441	Third Point Reinsurance Ltd.		30,732
1,000	Topdanmark A/S		24,822
			160,932
	INTERNET - 1.3%
1,907	21Vianet Group, Inc. - ADR		18,269
120	Baidu, Inc. - ADR		19,152
468	Ctrip.com International Ltd. - ADR		20,438
1,385	JD.com, Inc. - ADR		29,985
1,082	SMS Co. Ltd.		25,613
			113,457
	INVESTMENT COMPANIES - 0.3%
646	Exor SpA		25,161

	LEISURE TIME - 0.6%
14,782	Piaggio & C SpA		27,093
163	Shimano, Inc.		25,845
			52,938
	LODGING - 0.5%
125,000	Macau Legend Development Ltd.		17,558
5,541	NH Hotel Group SA		25,219
			42,777
	MACHINERY-DIVERSIFIED - 1.0%
994	Alstom SA		24,471
1,260	Chart Industries, Inc.		37,825
145	FANUC Corp.		24,512
			86,808
	MEDIA - 0.7%
1,918	Houghton Mifflin Harcourt Co.		32,510
895	Tribune Media Co.		33,160
			65,670
	METAL FABRICATE/HARDWARE - 0.4%
1,048	Sun Hydraulics Corp		31,650

	MINING - 0.6%
3,605	Antofagasta PLC		23,956
9,717	Glencore Xstrata PLC		24,093
3,637	Minera Frisco SAB de CV		2,995
			51,044
	MISCELLANEOUS MANUFACTURING - 0.8%
25,000	Bombardier, Inc.		37,575
577	Proto Labs, Inc.		31,758
			69,333
	OIL & GAS - 1.2%
941	Imperial Oil Ltd.		28,987
390	Occidental Petroleum Corp.		29,145
349	PetroChina Co. Ltd. - ADR		23,784
3,031	Petroleo Brasileiro SA - ADR		22,096
			104,012
Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares			Value
	OIL & GAS SERVICES - 1.8%
663	Baker Hughes, Inc.		$ 31,711
30,000	China Oilfield Services Ltd.		23,389
3,000	Hunting PLC		16,251
950	Oil States International, Inc.		29,374
532	SEACOR Holdings, Inc.		30,069
5,115	Weatherford International Ltd.		29,053
			159,847
	PHARMACEUTICALS - 1.2%
1,074	Catalent, Inc.		27,430
658	Chugai Pharmaceutical Co. Ltd		24,815
2,027	Ironwood Pharmaceuticals, Inc.		28,642
40,000	Luye Pharma Group Ltd.		25,928
			106,815
	PRIVATE EQUITY - 0.3%
416	Onex Corp.		25,855

	REAL ESTATE - 0.4%
1,197	Realogy Holdings Corp.		37,095

	REITS - 0.6%
1,196	American Homes 4 Rent		25,953
1,921	Hispania Activos Inmobiliarios SOCIMI SA		25,713
			51,666
	RETAIL - 1.0%
5,253	Alsea SAB de CV		18,781
200	Dufry AG		23,095
2,892	IDOM, Inc.		14,787
811	Zalando SE		30,767
			87,430
	SEMICONDUCTORS - 0.6%
802	Dialog Semiconductor PLC		26,273
1,739	Veeco Instruments, Inc.		29,163
			55,436
	SOFTWARE - 2.7%
385	ANSYS, Inc.		34,404
571	Autodesk, Inc.		33,946
1,600	Callidus Software, Inc.		32,848
331	Cerner Corp.		20,651
620	Medidata Solutions, Inc.		32,953
4,308	Mitel Networks Corp.		31,578
400	SimCorp A/S		20,711
194	Tyler Technologies, Inc.		31,626
			238,717
	TELECOMMUNICATIONS - 1.6%
244	ATN International, Inc.		17,939
2,065	General Communication, Inc.		31,780
500	Sunrise Communications Group AG		32,413
32,944	Telecom Italia SpA		28,127
400	ViaSat, Inc.		29,532
			139,791
	TRANSPORTATION - 0.6%
550	Kirby Corp.		29,969
4,779	Nishi-Nippon Railroad Co., Ltd.		25,040
			55,009

	SECURITIES SOLD SHORT (Proceeds - $3,879,903)(a)		3,898,193

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
*	Non-income producing security

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short
	is $5,194,914 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 142,524
		Unrealized depreciation:	(140,806)
		Net unrealized appreciation:	$ 1,718

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,094,825	$ -	$ -	$ 9,094,825
Total	$ 9,094,825	$ -	$ -	$ 9,094,825
Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 3,898,193	$ -	$ -	$ 3,898,193
Total	$ 3,898,193	$ -	$ -	$ 3,898,193
The fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Crow Point Global Dividend Plus Fund

By

*/s/ Garrett Paolella

Garrett Paolella, Principal Executive Officer/President

Date 9/20/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Garrett Paolella

Garrett Paolella, Principal Executive Officer/President

Date 9/20/16

By

*/s/ Peter DeCaprio

Peter DeCaprio, Principal Financial Officer/Treasurer

Date 9/20/16